Share-Based Payments - Schedule of Share Options Outstanding under Pre-IPO Share Option Scheme (Details)		12 Months Ended
	Nov. 26, 2025	Dec. 31, 2025 $ / shares	Dec. 31, 2024 $ / shares
Schedule of Share Options Outstanding [Line Items]
Exercise price, Outstanding as of beginning		$ 0.01	$ 0.01
Number of options, Outstanding as of beginning		2,607,571	3,263,648
Number of options, Granted during the year		633,243
Exercise price, Forfeited during the year		$ 0.01
Number of options, Forfeited during the year		(81)
Exercise price, Exercised during the year		$ 0.01	$ 0.01
Number of options, Exercised during the year		(455,263)	(656,077)
Exercise price, Outstanding as of ending		$ 0.01	$ 0.01
Number of options, Outstanding as of ending		2,152,227	2,607,571
Post-IPO Option Scheme [Member]
Schedule of Share Options Outstanding [Line Items]
Exercise price, Outstanding as of beginning		$ 63.35
Number of options, Outstanding as of beginning
Exercise price, Granted during the year		$ 63.35
Number of options, Granted during the year	146,375	633,243
Exercise price, Exercised during the year		$ 63.35
Number of options, Exercised during the year
Exercise price, Outstanding as of ending		$ 63.35	$ 63.35
Number of options, Outstanding as of ending		633,243